Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7,338	$ 9,531